Item 1. Report to Shareholders

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                           6 Months      Year                           8/31/00
                              Ended     Ended                           Through
                            6/30/04  12/31/03   12/31/02   12/31/01    12/31/00
NET ASSET VALUE

Beginning of period        $   4.12  $   2.54   $   4.95   $   7.13   $  10.00

Investment activities

  Net investment
  income (loss)               (0.03)*   (0.03)*    (0.04)*    (0.05)*    (0.02)*

  Net realized and
  unrealized gain (loss)      (0.01)     1.61      (2.37)     (2.13)     (2.76)

  Total from
  investment activities       (0.04)     1.58      (2.41)     (2.18)     (2.78)

Distributions

  Net realized gain               -         -          -          -      (0.09)

NET ASSET VALUE

End of period              $   4.08  $   4.12   $   2.54   $   4.95   $   7.13
                           -----------------------------------------------------

Ratios/Supplemental Data

Total return^               (0.97)%*   62.20%*  (48.69)%*  (30.58)%*  (27.89)%*

Ratio of total expenses
to average net assets         1.50%*!   1.50%*     1.50%*     1.50%*     1.50%*!

Ratio of net investment
income (loss) to
average net assets          (1.41)%*! (1.34)%*   (1.36)%*   (1.27)%*   (0.86)%*!

Portfolio turnover rate       70.6%!    66.3%      81.5%     107.5%     232.6%!

Net assets, end of
period (in thousands)     $  48,939 $  46,194  $  17,934  $  26,647  $  18,167

   ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payments of no redemption or account fees.

   * Excludes expenses in excess of a 1.50% contractual expense limitation in effect through 4/30/05.

   ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Developing Technologies Fund
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Certified Semiannual Report (Unaudited)                            June 30, 2004

Portfolio of Investments (1)                           Shares              Value
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(Cost and value in $ 000s)

COMMON STOCKS   98.5%

HARDWARE   5.6%

Enterprise Hardware   4.7%

Dell *                                                 42,000              1,504

QLogic *                                               30,000                798

                                                                           2,302


Supply Chain & Electronic Manufacturing   0.9%

Flextronics *                                          27,000                431

                                                                             431

Total Hardware                                                             2,733


IT SERVICES   10.9%

IT Services   2.3%

BearingPoint *                                         65,000                576

Exult *                                               100,000                538

                                                                           1,114


Processors   8.6%

BISYS Group *                                          80,000              1,125

ChoicePoint *                                          22,000              1,004

Digital Insight *                                      24,000                498

Fiserv *                                               10,000                389

Jack Henry & Associates                                60,000              1,206

                                                                           4,222

Total IT Services                                                          5,336


MEDIA   4.2%

Gaming   2.1%

Multimedia Games *                                     38,000              1,019

                                                                           1,019


Internet   0.9%

eBay *                                                  5,000                460

Radio/ Outdoor Advertising   1.2%

Cox Radio, Class A *                                   33,000                574

                                                                             574

Total Media                                                                2,053


SEMICONDUCTORS   20.6%

Analog Semiconductors   9.2%

AMIS Holdings *                                        50,000                846

Analog Devices                                         33,000              1,554

Exar *                                                 25,000                367

Intersil Holding, Class A                              40,000                866

Maxim Integrated Products                              17,000                891

                                                                           4,524


Digital Semiconductors   5.6%

Altera *                                               12,000                267

Marvell Technology Group *                             12,000                320

Microchip Technology                                   20,000                631

Rambus *                                                7,000                124

Semtech *                                              30,000                706

Xilinx                                                 20,000                666

                                                                           2,714


Semiconductor Capital Equipment   5.8%

ATMI *                                                 10,000                273

Cabot Microelectronics *                               27,000                827

KLA-Tencor *                                            9,000                444

MKS Instruments *                                      15,000                342

Newport *                                              25,000                404

Novellus Systems *                                     17,000                535

                                                                           2,825

Total Semiconductors                                                      10,063


SOFTWARE   39.9%

Application Software   11.4%

Adobe Systems                                          10,000                465

Agile Software *                                       60,000                525

Cognos *                                               30,000              1,085

Informatica *                                         175,000              1,335

MatrixOne *                                            35,000                242

Mercury Computer Systems *                             10,000                248

Siebel Systems *                                       65,000                694

Synaptics *                                             8,000                153

Verity *                                               60,000                811

                                                                           5,558


Consumer Software   1.7%

Intuit *                                               22,000                848

                                                                             848


Infrastructure Software   9.5%

Citrix Systems *                                       34,000                692

Microsoft                                              70,000              1,999

Red Hat *                                              85,000              1,953

                                                                           4,644


Systems Software   13.4%

Internet Security Systems *                            12,000                184

Mercury Interactive *                                  34,000              1,694

NetIQ *                                                80,000              1,056

Network Associates *                                   70,000              1,269

VeriSign *                                             27,000                538

VERITAS Software *                                     66,000              1,828

                                                                           6,569


Technical Software   3.9%

Cadence Design Systems *                               72,000              1,053

Nassda *                                              115,000                476

Synopsys *                                              8,000                228

Verisity Ltd. *                                        25,000                150

                                                                           1,907

Total Software                                                            19,526


TELECOM EQUIPMENT   10.5%

Wireless Equipment   0.9%

QUALCOMM                                                6,000                438

Wireline Equipment   9.6%

Cisco Systems *                                       125,000              2,963

Concord Communications *                               20,000                228

F5 Networks *                                          21,000                556

Juniper Networks *                                     40,000                983

                                                                           4,730

Total Telecom Equipment                                                    5,168


TELECOM SERVICES   1.9%

Wireless - Domestic   1.9%

Crown Castle International *                           35,000                516

Nextel Partners, Class A *                             25,000                398

Total Telecom Services                                                       914

Total Miscellaneous Common Stocks 4.9%                                     2,425

Total Common Stocks (Cost  $49,121)                                       48,218


SHORT-TERM INVESTMENTS   1.5%

Money Market Fund   1.5%

T. Rowe Price Government Reserve
Investment Fund, 1.04% #                              729,276                729

Total Short-Term Investments (Cost  $729)                                    729


Total Investments in Securities

100.0% of Net Assets (Cost $49,850)                                  $    48,947
                                                                     -----------

 (1) Denominated in U.S. dollars unless otherwise noted

   # Seven-day yield

   * Non-income producing

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Developing Technologies Fund
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Certified Semiannual Report (Unaudited)                            June 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $49,850)              $        48,947

Other assets                                                                709

Total assets                                                             49,656

Liabilities

Total liabilities                                                           717

NET ASSETS                                                      $        48,939
                                                                ----------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $          (340)

Undistributed net realized gain (loss)                                  (10,745)

Net unrealized gain (loss)                                                 (903)

Paid-in-capital applicable to 11,994,256 shares
of $0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                          60,927

NET ASSETS                                                      $        48,939
                                                                ----------------

NET ASSET VALUE PER SHARE                                       $          4.08
                                                                ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Developing Technologies Fund
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Certified Semiannual Report (Unaudited)

Statement of Operations
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($ 000s)
                                                                        6 Months
                                                                           Ended
                                                                         6/30/04

Investment Income (Loss)

Dividend Income                                                 $            22

Expenses

  Investment management                                                     221

  Shareholder servicing                                                      89

  Custody and accounting                                                     48

  Registration                                                               21

  Prospectus and Shareholder Reporting                                       16

  Legal and audit                                                             6

  Directors                                                                   2

  Miscellaneous                                                               3

  Reductions/repayments pursuant to expense limitation

    Investment management fees (waived) repaid                              (44)

  Total expenses                                                            362

Net investment income (loss)                                               (340)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              4,548

  Written options                                                             4

  Net realized gain (loss)                                                4,552

Change in net unrealized gain (loss) on securities                       (4,969)

Net realized and unrealized gain (loss)                                    (417)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS               $          (757)
                                                                ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                    6 Months                Year
                                                      Ended                Ended
                                                    6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)               $         (340)     $         (392)

  Net realized gain (loss)                            4,552               1,424

  Change in net unrealized gain (loss)               (4,969)             12,927

  Increase (decrease) in net
  assets from operations                               (757)             13,959

Capital share transactions *

  Shares sold                                        15,980              23,645

  Shares redeemed                                   (12,533)             (9,372)

  Redemption fees received                               55                  28

  Increase (decrease) in net assets from
  capital share transactions                          3,502              14,301

Net Assets

Increase (decrease) during period                     2,745              28,260

Beginning of period                                  46,194              17,934

End of period                                $       48,939      $       46,194
                                             -----------------------------------

*Share information

  Shares sold                                         3,848               6,919

  Shares redeemed                                    (3,055)             (2,777)

  Increase (decrease) in shares outstanding             793               4,142

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Developing Technologies Fund
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Certified Semiannual Report (Unaudited)                            June 30, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Development Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on August 31,2000. The fund seeks to provide long-term capital growth.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $5,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees
A 1 % fee is assessed on redemptions of fund shares held less than 1 year to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Options
Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Transactions in options written and related premiums received during the six months ended June 30, 2004, were as follows:

--------------------------------------------------------------------------------
                                                  Number of
                                                  Contracts             Premiums
Outstanding at beginning of period                        -      $            -

Written                                                  50               5,000

Closed                                                  (50)             (5,000)

Outstanding at end of period                              -      $            -
                                                  ------------------------------

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $20,319,000 and $16,775,000, respectively, for the six months ended June 30, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $15,286,000 of unused capital loss carryforwards, of which $6,079,000 expire in 2009, and $9,207,000 expire in 2010.

At June 30, 2004, the cost of investments for federal income tax purposes was $49,850,000. Net unrealized loss aggregated $903,000 at period-end, of which $4,167,000 related to appreciated investments and $5,070,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.60% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $31,000.

The fund is also subject to a contractual expense limitation through April 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.50%. Through April 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at June 30, 2004, management fees waived and expenses previously reimbursed by the manager remain subject to repayment by the fund in the following amounts: $374,000 through December 31, 2004 and $170,000 through April 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund.

Expenses incurred pursuant to these service agreements totaled $97,000 for the six months ended June 30, 2004, of which $19,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $4,000.

T. Rowe Price Developing Technologies Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the T. Rowe Price Developing Technologies Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Developing Technologies Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004